UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SC Fundamental LLC
                  -----------------------
Address:          747 Third Avenue
                  -----------------------
                  27th Floor
                  -----------------------
                  New York, NY  10017
                  -----------------------

Form 13F File Number:  028-10393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Neil H. Koffler
                  -----------------------
Title:            Member
                  -----------------------
Phone:            (212)888-9100
                  -----------------------

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler                 New York, NY          February 14, 2005
---------------------              ----------------      --------------------
    [Signature]                     [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                                -----------

Form 13F Information Table Entry Total:              98
                                                -----------

Form 13F Information Table Value Total:        $  82,571
                                                -----------
                                                 (thousands)


List of Other Included Managers:

                                            NONE

                               SC Fundamental LLC
                                    FORM 13F
                       FOR QUARTER ENDED December 31, 2004


                                                                                                  ITEM 5:
                                         ITEM 2:                        ITEM 3:    ITEM 4:       Shares or
                ITEM 1:                  Title of                       Cusip       Fair         Principal
            Name of Issuer                Class                         Number  Market Value      Amount
--------------------------------------------------------------------------------------------------------------------
Arizona Star Resources Corp             Common                        04059G106   1,575,318     280,500 SH
Armstrong Holdings Inc                  Common                        042384107     128,520      51,000 SH
Auspex System Inc                       Common                        052116100       1,518     189,720 SH
Avalon Holding                          Common                        05343P109      49,154      15,555 SH
Baycorp Holdings Ltd.                   Common                        72728108      369,679      29,040 SH
Berkeley Tech Inc.                      Sponsored ADR                 08437M107     318,131     187,136 SH
Breakwater Resources Ltd                Common                        106902307     120,934     255,000 SH
C1 Energy Ltd                           Common                        12617Y105   1,150,983     790,495 SH
Canyon Resources Corp.                  Common                        138869300     279,958     225,106 SH
Canyon Resources Corp.                  Common                        138869300           0      63,889 Warrant
Centrex Inc.                            Common                        15640E103         956     127,500 SH
Chardan China Acquisition               Common                        159569102      16,907       2,550 SH
Chaus Bernard                           Common                        162510200      66,300      66,300 SH
Chief Consolidated Mining Co.           Common                        168628105      60,343     251,430 SH
Cinch Energy Corp                       Common                        17185X108     258,840     127,500 SH
Claude Resources Inc                    Common                        182873109     628,515     581,086 SH
Coast Dental Services Inc.              Common                        19034H201      16,244       4,998 SH
Commerce Energy Group Inc.              Common                        20061Q106      88,787      53,810 SH
Computer Horizon Corp                   Common                        205908106     645,406     169,398 SH
Comsys IT Partners Inc.                 Common                        20581e104     396,513      46,649 SH
Concord Camera Corp                     Common                        206156101     737,863     320,810 SH
Consolidated Tomoka Ltd Co              Common                        210226106     405,705       9,435 SH
Constellation Copper Corp               Common                        21036T100          29          50 SH
Crystlex Inc                            Common                        22942F101   1,948,810     542,844 SH
DDS Technologies USA Inc.               Common                        23316W100      13,311      15,300 SH
Del Glbl Technologies Corp.             Common                        245073101     365,321     140,508 SH
Delphi Financial Group                  Common                        247131105  16,848,027     365,071 SH
Digital Generation System               Common                        253921100     159,370     127,496 SH
DRD Gold Ltd.                           Sponsored ADR                 26152H103      78,540      51,000 SH
Dynatec Corp                            Common                        267934107     630,124     688,496 SH
Dynatec Corp                            Common                        267934107      52,625      57,500 Warrant
Education Lending Group Inc.            Common                        28140A109   3,645,741     234,906 SH
Empire Energy Corp.                     Common                        291645208       4,864      13,898 SH
Endocare Inc.                           Common                        26264P104   2,199,375     879,750 SH
ESG Re Ltd.                             Common                       000G312151      17,257     431,420 SH
Filenet Corp                            Common                        316869106   2,231,589      86,630 SH
FLYI Inc                                Common                        34407T104     631,430     356,740 SH
Gabriel Resources Ltd.                  Common                        361970106     330,960     254,988 SH
Glenayre Tech Inc.                      Common                        377899109     140,327      64,370 SH
Hollywood Entertainment                 Common                        436141105   4,536,340     346,550 SH
ID Biomedical Corp                      Common                        44936D108     381,225      25,500 SH
Industrias Bachoco                      Sponsored ADR                 456463108     993,626      70,023 SH
Integrated Telecom Exp Inc              Common                        45817U101      49,906     216,984 SH
Intervest Bancshares Corp               Common                        460927106      92,581       4,690 SH
Isle Capri Casinos                      Common                        464592104   1,993,005      77,700 SH
Juina Mining Corp                       Common                        48131Q202       7,650     255,000 SH
Liberty Homes Inc.                      Common - Class B              530582303      61,200      10,200 SH
Liberty Homes Inc.                      Common - Class A              530582204     107,712      22,440 SH
M & F Worldwide Corp                    Common                        552541104   1,828,376     134,242 SH
Mairs Holding Inc                       Common                        560635104   2,165,275     235,356 SH
Manhattan Minerals Corp                 Common                        56310P101      11,441     183,345 SH
Masters Energy Inc                      Common                        576415103     330,967     152,996 SH
MDU Communication Int'l Inc             Common                        582828109   4,774,224   1,420,900 SH
MDU Communication Int'l Inc             Common                        582828109      11,222       9,200 Warrant
Medquist Inc                            Common                        584949101     569,933      38,509 SH
Merita Savings Bank                     Common                        590007100     345,015      76,500 SH
Michaels Stores Inc                     Common                        594087108  10,469,120     349,320 SH
Midnight Oil Exploration Ltd            Common                        598000107      92,758      32,790 SH
MM Companies                            Common                        55310J107      85,098      70,329 SH
Molex Inc.                              Common - Class A              608554200   4,757,078     178,502 SH
Mutual Risk Mgmt Ltd.                   Common                        628351108      38,857   1,554,276 SH
Nasstech Pharmaceutical Co              Common                        631728409     333,355      27,550 SH

NCRIC Group Inc                         Common                       628806P103     742,049      76,500 SH
Nevada Pacific Gold Ltd                 Common                        641398102     102,908     127,510 SH
Nevsun Resources Ltd                    Common                        64156L101     933,522     510,000 SH
New Valley Corp                         Common                        649080504     171,870      25,500 SH
Next Inc.                               Common                        65336T104     158,100     102,000 SH
Oakwood Homes                           Common                        674098207       1,306      26,112 SH
Orthodontic Center of America           Common                        68750P103     890,588     140,250 SH
Pacific North West Capital Corp.        Common                        694916107      69,134     169,575 SH
Pacific North West Capital Corp.        Common                        694916107           0      76,475 Warrant
Queenstake Resources Ltd.               Common                        748314101     251,947     637,505 SH
Rayonier Inc.                           Common                        754907103     249,441       5,100 SH
Read Rite Corp                          Common                        755246204          81     808,095 SH
Rider Resources Ltd                     Common                        765698204     180,339      25,500 SH
RIO Narcea Gold Mines Ltd               Common                        766909105     125,135      54,691 SH
Roxio Inc.                              Common                        780008108     238,680      25,500 SH
Scpie Holding Inc                       Common                        78402P104   3,067,504     308,602 SH
Silk Road Resources                     Common                        827101106      37,341      81,600 SH
Silk Road Resources                     Common                        827101106           0      40,800 Warrant
Simon Worldwide Inc.                    Common                        828815100      19,890     153,000 SH
St. Andrew Goldfields Ltd.              Common                        787188408     228,076   1,275,000 SH
St. Andrew Goldfields Ltd.              Common                        787188408       7,161     637,500 Warrant
Starpoint Energy Ltd.                   Common                        855568101     133,137      30,192 SH
Stone & Webster                         Common                        861572105      12,314      61,571 SH
Tahera Corp                             Common                        873786107     166,124     532,440 SH
Tahera Corp                             Common                        873786107       8,415      65,790 Warrant
Tata Motors Ltd.                        Sponsored ADR                 876568502     303,960      25,500 SH
Tengasco Inc                            Common                        88033R205     639,477   2,459,526 SH
Thunder Energy Inc                      Common                        885914101     390,819      62,630 SH
Tke Energy Trust                        Common                        87255J107     202,829      25,500 SH
Touch America Holdings                  Common                        891539108       1,193     994,553 SH
Track Data Corp                         Common                        891918104      30,581      32,190 SH
Tusk Energy Corp                        Common                        900891102     462,013     188,235 SH
TXU Europe Capital I                    Preferred                     87316S203     515,171      89,595 SH
Universal Guardian Holding Inc          Common                        913586103       3,167       2,295 SH
Vista  Medical Technologies             Common                        928369305      13,515      12,750 SH
West Energy Ltd                         Common                        952696102   1,562,951     330,961 SH
                                                                                 82,570,974

                             ** TABLE CONTINUED **

                               SC Fundamental LLC
                                    FORM 13F
                       FOR QUARTER ENDED December 31, 2004

                                                           ITEM 6:                                      ITEM 8:
                                                    INVESTMENT DISCRETION                       VOTING AUTHORITY SHARES
                                                        (b) Shares               ITEM 7:
                ITEM 1:                                 as Defined (c) Shared   Managers
            Name of Issuer                   (a) Sole   in Instr. V    Other    See Instr. V (a) Sole  (b) Shared  (c) None
----------------------------------------------------------------------------------------------------------------------------
Arizona Star Resources Corp                      280,500     --         --         --         280,500     --         --
Armstrong Holdings Inc                            51,000     --         --         --          51,000     --         --
Auspex System Inc                                189,720     --         --         --         189,720     --         --
Avalon Holding                                    15,555     --         --         --          15,555     --         --
Baycorp Holdings Ltd.                             29,040     --         --         --          29,040     --         --
Berkeley Tech Inc.                               187,136     --         --         --         187,136     --         --
Breakwater Resources Ltd                         255,000     --         --         --         255,000     --         --
C1 Energy Ltd                                    790,495     --         --         --         790,495     --         --
Canyon Resources Corp.                           225,106     --         --         --         225,106     --         --
Canyon Resources Corp.                            63,889     --         --         --          63,889     --         --
Centrex Inc.                                     127,500     --         --         --         127,500     --         --
Chardan China Acquisition                          2,550     --         --         --           2,550     --         --
Chaus Bernard                                     66,300     --         --         --          66,300     --         --
Chief Consolidated Mining Co.                    251,430     --         --         --         251,430     --         --
Cinch Energy Corp                                127,500     --         --         --         127,500     --         --
Claude Resources Inc                             581,086     --         --         --         581,086     --         --
Coast Dental Services Inc.                         4,998     --         --         --           4,998     --         --
Commerce Energy Group Inc.                        53,810     --         --         --          53,810     --         --
Computer Horizon Corp                            169,398     --         --         --         169,398     --         --
Comsys IT Partners Inc.                           46,649     --         --         --          46,649     --         --
Concord Camera Corp                              320,810     --         --         --         320,810     --         --
Consolidated Tomoka Ltd Co                         9,435     --         --         --           9,435     --         --
Constellation Copper Corp                             50     --         --         --              50     --         --
Crystlex Inc                                     542,844     --         --         --         542,844     --         --
DDS Technologies USA Inc.                         15,300     --         --         --          15,300     --         --
Del Glbl Technologies Corp.                      140,508     --         --         --         140,508     --         --
Delphi Financial Group                           365,071     --         --         --         365,071     --         --
Digital Generation System                        127,496     --         --         --         127,496     --         --
DRD Gold Ltd.                                     51,000     --         --         --          51,000     --         --
Dynatec Corp                                     688,496     --         --         --         688,496     --         --
Dynatec Corp                                      57,500     --         --         --          57,500     --         --
Education Lending Group Inc.                     234,906     --         --         --         234,906     --         --
Empire Energy Corp.                               13,898     --         --         --          13,898     --         --
Endocare Inc.                                    879,750     --         --         --         879,750     --         --
ESG Re Ltd.                                      431,420     --         --         --         431,420     --         --
Filenet Corp                                      86,630     --         --         --          86,630     --         --
FLYI Inc                                         356,740     --         --         --         356,740     --         --
Gabriel Resources Ltd.                           254,988     --         --         --         254,988     --         --
Glenayre Tech Inc.                                64,370     --         --         --          64,370     --         --
Hollywood Entertainment                          346,550     --         --         --         346,550     --         --
ID Biomedical Corp                                25,500     --         --         --          25,500     --         --
Industrias Bachoco                                70,023     --         --         --          70,023     --         --
Integrated Telecom Exp Inc                       216,984     --         --         --         216,984     --         --
Intervest Bancshares Corp                          4,690     --         --         --           4,690     --         --
Isle Capri Casinos                                77,700     --         --         --          77,700     --         --
Juina Mining Corp                                255,000     --         --         --         255,000     --         --
Liberty Homes Inc.                                10,200     --         --         --          10,200     --         --
Liberty Homes Inc.                                22,440     --         --         --          22,440     --         --
M & F Worldwide Corp                             134,242     --         --         --         134,242     --         --
Mairs Holding Inc                                235,356     --         --         --         235,356     --         --
Manhattan Minerals Corp                          183,345     --         --         --         183,345     --         --
Masters Energy Inc                               152,996     --         --         --         152,996     --         --
MDU Communication Int'l Inc                    1,420,900     --         --         --       1,420,900     --         --
MDU Communication Int'l Inc                        9,200     --         --         --           9,200     --         --
Medquist Inc                                      38,509     --         --         --          38,509     --         --
Merita Savings Bank                               76,500     --         --         --          76,500     --         --
Michaels Stores Inc                              349,320     --         --         --         349,320     --         --
Midnight Oil Exploration Ltd                      32,790     --         --         --          32,790     --         --
MM Companies                                      70,329     --         --         --          70,329     --         --
Molex Inc.                                       178,502     --         --         --         178,502     --         --
Mutual Risk Mgmt Ltd.                          1,554,276     --         --         --       1,554,276     --         --
Nasstech Pharmaceutical Co                        27,550     --         --         --          27,550     --         --

NCRIC Group Inc                                   76,500     --         --         --          76,500     --         --
Nevada Pacific Gold Ltd                          127,510     --         --         --         127,510     --         --
Nevsun Resources Ltd                             510,000     --         --         --         510,000     --         --
New Valley Corp                                   25,500     --         --         --          25,500     --         --
Next Inc.                                        102,000     --         --         --         102,000     --         --
Oakwood Homes                                     26,112     --         --         --          26,112     --         --
Orthodontic Center of America                    140,250     --         --         --         140,250     --         --
Pacific North West Capital Corp.                 169,575     --         --         --         169,575     --         --
Pacific North West Capital Corp.                  76,475     --         --         --          76,475     --         --
Queenstake Resources Ltd.                        637,505     --         --         --         637,505     --         --
Rayonier Inc.                                      5,100     --         --         --           5,100     --         --
Read Rite Corp                                   808,095     --         --         --         808,095     --         --
Rider Resources Ltd                               25,500     --         --         --          25,500     --         --
RIO Narcea Gold Mines Ltd                         54,691     --         --         --          54,691     --         --
Roxio Inc.                                        25,500     --         --         --          25,500     --         --
Scpie Holding Inc                                308,602     --         --         --         308,602     --         --
Silk Road Resources                               81,600     --         --         --          81,600     --         --
Silk Road Resources                               40,800     --         --         --          40,800     --         --
Simon Worldwide Inc.                             153,000     --         --         --         153,000     --         --
St. Andrew Goldfields Ltd.                     1,275,000     --         --         --       1,275,000     --         --
St. Andrew Goldfields Ltd.                       637,500     --         --         --         637,500     --         --
Starpoint Energy Ltd.                             30,192     --         --         --          30,192     --         --
Stone & Webster                                   61,571     --         --         --          61,571     --         --
Tahera Corp                                      532,440     --         --         --         532,440     --         --
Tahera Corp                                       65,790     --         --         --          65,790     --         --
Tata Motors Ltd.                                  25,500     --         --         --          25,500     --         --
Tengasco Inc                                   2,459,526     --         --         --       2,459,526     --         --
Thunder Energy Inc                                62,630     --         --         --          62,630     --         --
Tke Energy Trust                                  25,500     --         --         --          25,500     --         --
Touch America Holdings                           994,553     --         --         --         994,553     --         --
Track Data Corp                                   32,190     --         --         --          32,190     --         --
Tusk Energy Corp                                 188,235     --         --         --         188,235     --         --
TXU Europe Capital I                              89,595     --         --         --          89,595     --         --
Universal Guardian Holding Inc                     2,295     --         --         --           2,295     --         --
Vista  Medical Technologies                       12,750     --         --         --          12,750     --         --
West Energy Ltd                                  330,961     --         --         --         330,961     --         --


                              ** TABLE COMPLETE **